Employee Benefits	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Employee Benefits
Note N - Employee Benefits
The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were $265 and $242 for 2021 and 2020.
Ohio Valley maintains an Employee Stock Ownership Plan (“ESOP”) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were 292,680 and 298,294 at December 31, 2021 and 2020.  In addition, the subsidiaries made contributions to the ESOP as follows:

	Years ended December 31
	2021	2020

Number of shares issued	—	—

Fair value of stock contributed	$—	$—

Cash contributed	580	614

Total expense	$580	$614

Life insurance contracts with a cash surrender value of $35,052 and annuity assets of $2,229 at December 31, 2021 have been purchased by the Company, the owner of the policies. The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers.  Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service.  Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service.  The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors.  The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to $8,973 and $8,377 at December 31, 2021 and 2020. Expenses related to the plans for each of the last three years amounted to $830 and $743. In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled $3,843 at December 31, 2021 and $3,721 at December 31, 2020.